TRANSACTIONS WITH RELATED PARTIES - Detail of loans to and borrowings (Details) ₫ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2024 VND (₫)	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2025 USD ($)
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties		₫ 8,491,889		₫ 4,272,121		$ 338,039,449
Loans to VinFast in accordance with the Capital Funding Agreement		41,497,937	$ 1,651,922,177	62,706,898	₫ 71,612,073
Grant Agreement | Mr. Pham, Asian Star and VIG ("Grantors") | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	₫ 50,000,000
Grant Agreement | Pham Nhat Vuong | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Loans to VinFast in accordance with the Capital Funding Agreement		28,000,000	$ 1,114,600,000
Related party
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities		35,051,908		64,251,391		1,395,322,957
Other non-current liabilities		31,327,400		42,095,740		1,247,060,228
Related party | Short-term payables to and borrowings from related parties
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities		35,051,908		64,251,391		1,395,322,957
Related party | Short-term loans
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties		10,491				417,619
Related party | Short-term loans | Green Future USA
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties		₫ 10,491
Interest rate per annum		6.00%	6.00%
Related party | Short-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities		₫ 28,876,831		54,881,090		1,149,509,613
Related party | Short-term borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities		₫ 28,808,902		₫ 54,840,302
Related party | Short-term borrowings | Vingroup JSC | Maximum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum		12.00%	12.00%	12.00%
Related party | Short-term borrowings | Vingroup JSC | Minimum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum		5.20%	5.20%	5.20%
Related party | Short-term borrowings | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities		₫ 67,929		₫ 40,788
Interest rate per annum		7.00%	7.00%	7.00%
Related party | Long-term payables to related parties
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities		₫ 31,327,400		₫ 42,095,740		1,247,060,228
Related party | Long-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities		12,053,304		23,953,281		$ 479,809,880
Related party | Long-term borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities		₫ 12,053,304		₫ 23,953,281
Related party | Long-term borrowings | Vingroup JSC | Maximum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum		12.00%	12.00%	15.00%
Related party | Long-term borrowings | Vingroup JSC | Minimum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum		9.175%	9.175%	9.175%